Discontinued Operations, Amounts Reflected in Statements of Operations (Details) - Discontinued Operations [Member] - Insurance Segment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues [Abstract]
Insurance premiums earned	$ 25,072	$ 28,648
Net investment income	935	851
Other income	964	1,158
Total revenues of discontinued operations	26,971	30,657
Operating Costs and Expenses [Abstract]
Incurred losses and loss adjustment expenses	24,350	25,221
Impairment loss on goodwill and other intangibles	2,826	0
Other operating expenses	8,527	8,631
Total operating costs and expenses	35,703	33,852
Operating loss of discontinued operations	(8,732)	(3,195)
Loss before income taxes	(8,732)	(3,195)
Income tax benefit	420	0
Net loss of discontinued operations, net of tax	$ (8,312)	$ (3,195)